Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
NET SALES
Total Net Sales	$ 8,402,488	$ 7,971,224
COST OF SALES
Total Cost of Sales	6,276,641	5,820,183
Gross Profit	2,125,847	2,151,041
OPERATING EXPENSES
Sales and Marketing	6,038,636	5,938,315
General and Administrative	11,006,021	7,477,285
Total Operating Expenses	17,044,657	13,415,600
Operating Loss	(14,918,810)	(11,264,559)
OTHER INCOME / (EXPENSE)
Interest Expense	(2,535,701)	(2,526,740)
Gain on Investment	3,421,222
Change in Fair Value of Convertible Notes	14,028,067	(22,764,854)
Change in Fair Value of Warrant Liabilities	736,580	(240,159)
Other Income / (Expense)	(11,750)	4,893
Total Other Income / (Expense)	15,638,418	(25,526,860)
Income / (Loss) Before Income Taxes	719,608	(36,791,419)
Income Taxes	(9,150)	(7,000)
Net Income / (Loss)	$ 710,458	$ (36,798,419)
Net Income / (Loss) Per Share, Basic	$ 0.05	$ (96.45)
Weighted Average Common Shares Outstanding, Basic	1,281,339	381,543
Net Income / (Loss) Per Share, Diluted (See Note 16)	$ (1.97)	$ (96.45)
Weighted Average Common Shares Outstanding, Diluted	7,077,759	381,543
Product [Member]
NET SALES
Total Net Sales	$ 6,614,933	$ 5,136,482
COST OF SALES
Total Cost of Sales	6,173,189	4,963,176
Service [Member]
NET SALES
Total Net Sales	1,787,555	2,834,742
COST OF SALES
Total Cost of Sales	$ 103,452	$ 857,007